Fixed assets, net (Details) (USD $)	3 Months Ended	6 Months Ended			12 Months Ended	0 Months Ended					6 Months Ended	0 Months Ended		6 Months Ended
	Jun. 30, 2013	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013 Vessel	Dec. 31, 2012 Vessel	Feb. 13, 2013 Independence	Feb. 28, 2013 Henry	Mar. 25, 2013 Pride	May 14, 2013 Honour	May 14, 2013 Amalia C item	Jun. 30, 2013 Amalia C item	Jun. 13, 2013 Elbe	Jun. 25, 2013 Niledutch Zebra item	Jun. 30, 2013 Niledutch Zebra item	Jun. 30, 2013 Hanjin Algeciras item	Jun. 30, 2013 Hanjin Germany item	Jun. 30, 2013 Hanjin Italy item	Jun. 30, 2013 Hanjin Constantza item	Jun. 30, 2013 Hanjin Greece item	Jun. 30, 2013 CMA CGM Attila item	Jun. 30, 2013 CMA CGM Tancredi item	Jun. 30, 2013 CMA CGM Bianca item	Jun. 30, 2013 CMA CGM Samson item	Jun. 30, 2013 Hyundai Together item	Jun. 30, 2013 CMA CGM Melisande item	Jun. 30, 2013 Hyundai Tenacity item	Jun. 30, 2013 Hyundai Speed item	Jun. 30, 2013 Hyundai Ambition item	Jun. 30, 2013 Hyundai Smart item
Vessel Cost
Balance at the beginning of the period				$ 4,576,105,000	$ 3,703,781,000
Additions				17,757,000	1,022,560,000					6,600,000	6,600,000		10,100,000	10,100,000
Disposal				(92,123,000)	(20,606,000)
Impairment loss	0	0			(129,630,000)
Balance at the end of the period				4,501,739,000	4,576,105,000
Accumulated Depreciation
Balance at the beginning of the period				(589,967,000)	(461,830,000)
Additions				(68,147,000)	(143,938,000)
Disposal				62,806,000	15,801,000
Balance at the end of the period				(595,308,000)	(589,967,000)
Net Book Value
Balance at the beginning of the period		3,986,138,000		3,986,138,000	3,241,951,000
Additions				(50,390,000)	878,622,000
Disposal				(29,317,000)	(4,805,000)
Impairment loss	0	0			(129,630,000)
Balance at the end of the period	3,906,431,000	3,906,431,000		3,906,431,000	3,986,138,000
Other disclosures
Gross sale consideration		29,875,000	5,635,000			7,000,000	6,100,000	6,500,000	9,100,000			5,600,000
Life of disposed asset						26 years	27 years	25 years	24 years			22 years
TEU										2,452	2,452		2,602	2,602	3,400	10,100	10,100	3,400	10,100	8,530	8,530	8,530	8,530	13,100	8,530	13,100	13,100	13,100	13,100
Number of vessels on which impairment loss is recorded					13
Residual value of the fleet				$ 415,100,000	$ 431,900,000
Average life of scrap considered to calculate residual value of vessel, one				10 years
Average life of scrap considered to calculate residual value of vessel, two				5 years
Scrap value per ton (in dollars per ton)				300